Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 305,454	¥ 273,288
Short-term investments in debt and equity securities (Notes 3 and 4)	43,893	47,175
Other short-term investments (Note 3)	179,843	158,765
Trade receivables
Notes (Note 7)	27,061	19,349
Accounts (Notes 7 and 10)	268,927	225,578
Less allowances for doubtful accounts and sales returns (Note 6)	(4,705)	(4,583)
Trade Accounts And Notes Receivable, Net, Current, Total	291,283	240,344
Inventories (Note 5)	296,450	270,336
Advance payments	65,812	68,685
Deferred income taxes (Note 16)	47,349	45,049
Other current assets (Notes 4, 6, 8, 10 and 13)	38,299	40,961
Total current assets	1,268,383	1,144,603
Investments and advances:
Long-term investments in debt and equity securities (Notes 3 and 4)	506,490	372,779
Other long-term investments (Notes 3, 4, 6 and 7)	12,661	19,098
Total investments and advances	519,151	391,877
Property, plant and equipment (Notes 4 and 10):
Land	61,808	60,600
Buildings	323,014	301,911
Machinery and equipment	788,692	719,146
Construction in progress	13,546	17,035
Less accumulated depreciation	(918,236)	(838,155)
Total property, plant and equipment	268,824	260,537
Goodwill (Notes 2 and 9)	103,425	89,039
Intangible assets (Notes 2, 9 and 10)	54,583	49,653
Other assets (Notes 6, 8, 10 and 16)	68,487	58,394
Total assets	2,282,853	1,994,103
Current liabilities:
Short-term borrowings (Note 10)	3,135	4,062
Current portion of long-term debt (Notes 4 and 10)	9,817	10,610
Trade notes and accounts payable	111,249	102,699
Other notes and accounts payable	52,018	60,993
Accrued payroll and bonus	52,420	49,880
Accrued income taxes	22,214	13,496
Other accrued liabilities (Note 14)	39,135	29,940
Other current liabilities (Notes 4, 13 and 16)	36,642	29,368
Total current liabilities	326,630	301,048
Non-current liabilities:
Long-term debt (Notes 4 and 10)	20,855	21,197
Accrued pension and severance liabilities (Note 11)	36,322	32,441
Deferred income taxes (Note 16)	146,229	90,179
Other non-current liabilities (Note 16)	37,875	14,997
Total non-current liabilities	241,281	158,814
Total liabilities	567,911	459,862
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	163,062	162,617
Retained earnings	1,368,512	1,324,052
Accumulated other comprehensive income	50,138	(81,639)
Common stock in treasury, at cost: 7,865 shares at March 31, 2012 and 7,869 shares at March 31, 2013	(51,258)	(51,228)
Total Kyocera Corporation shareholders' equity	1,646,157	1,469,505
Noncontrolling interests	68,785	64,736
Total equity	1,714,942	1,534,241
Total liabilities and equity	¥ 2,282,853	¥ 1,994,103